SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF ESTIMATED AVERAGE USEFUL LIVES
Office premises	based on lease terms

Office premises	based on lease terms
Motor vehicles	3 years

SCHEDULE OF EQUIPMENT
Expected useful life
Leasehold improvement	The lower of lease term or useful life

Expected useful life
Leasehold improvement	The lower of lease term or useful life